BORROWINGS AND FINANCE LEASES - Disclosure of Carrying Value of Borrowings (Details)	Jun. 29, 2018 EUR (€)	Jun. 29, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Jun. 30, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 5,289,000,000		€ 5,474,000,000	€ 5,274,000,000
Current portion of borrowings	395,000,000		274,000,000	€ 1,075,000,000
€350 million 2.00% Notes 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	348,000,000		348,000,000
Notional amount	€ 350,000,000
Borrowings, interest rate	2.00%	2.00%
US$525 million 3.50% Notes 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 447,000,000		436,000,000
Notional amount | $		$ 525,000,000
Borrowings, interest rate	3.50%	3.50%
US$250 million 3.25% Notes 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 212,000,000		206,000,000
Notional amount | $		$ 250,000,000
Borrowings, interest rate	3.25%	3.25%
US$300 million 4.50% Notes 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 256,000,000		249,000,000
Notional amount | $		$ 300,000,000
Borrowings, interest rate	4.50%	4.50%
€350 million Floating Rate Note 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 697,000,000	$ 350,000,000	351,000,000
Notional amount | $		$ 350,000,000
€700 million 0.75% Notes 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	347,000,000		697,000,000
Notional amount	€ 700,000,000
Borrowings, interest rate	0.75%	0.75%
€350 million 2.63% Notes 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 495,000,000		348,000,000
Notional amount	€ 350,000,000
Borrowings, interest rate	2.63%	2.63%
€500 million 1.13% Notes 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 346,000,000		495,000,000
Notional amount	€ 500,000,000
Borrowings, interest rate	1.13%	1.13%
€350 million 2.38% Notes 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 248,000,000		347,000,000
Notional amount	€ 350,000,000
Borrowings, interest rate	2.38%	2.38%
€250 million 2.75% Notes 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 492,000,000		248,000,000
Notional amount	€ 250,000,000
Borrowings, interest rate	2.75%	2.75%
€500 million 1.75% Notes 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 495,000,000		492,000,000
Notional amount	€ 500,000,000
Borrowings, interest rate	1.75%	1.75%
€500 million 1.88% Notes 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 499,000,000		496,000,000
Notional amount	€ 500,000,000
Borrowings, interest rate	1.88%	1.88%
€1 billion term loan 2018-2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 57,000,000		698,000,000
Current portion of borrowings	200,000,000		0
Notional amount	1,000,000,000
Non-current finance lease obligations
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion			63,000,000
EUR commercial paper
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	95,000,000		250,000,000
USD commercial paper
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	77,000,000		0
Current finance lease obligations
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	€ 23,000,000		€ 24,000,000